STOCK OPTIONS AND WARRANTS (Details Narrative) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended		9 Months Ended			12 Months Ended
	Apr. 30, 2019	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024		Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022		Sep. 22, 2023	Dec. 31, 2017
Share based compensation arrangement by share based payment award shares purchased for award				105,000		16,000
Share based compensation arrangements by share based payment award options grants in period weighted average exercise price				$ 2.38		$ 10.00
Share based compensation arrangement by share based payment award non option equity instruments expirations				4,036		24,000
Share based compensation expense		$ 0.1	$ 0.2	$ 0.7		$ 1.0
Unrecognized expense		$ 1.1		$ 1.1
Weighted average remaining term				3 years 4 months 24 days
Weighted-average grant date fair value							$ 9.89		$ 25.25
Share-Based Payment Arrangement, Option [Member]
Share based compensation arrangements by share based payment award options grants in period weighted average exercise price				$ 2.38	[1]		$ 9.89	[2]	$ 25.25	[2]
Number of options granted				105,000			16,000		79,000
Share based compensation expense							$ 1.1		$ 2.4
Unrecognized expense							$ 1.8		$ 3.0
Weighted average remaining term							3 years 8 months 12 days		4 years 1 month 6 days
2019 Plan [Member]
Shares reserved for future issuance	13,333
Common stock authorized											80,000
2019 Plan [Member] | Minimum [Member]
Number of common stock grants											94,667
2019 Plan [Member] | Maximum [Member]
Number of common stock grants											174,667
2017 and 2019 Plan [Member]
Share based compensation arrangements by share based payment award options grants in period weighted average exercise price				$ 2.38
Number of options granted				105,000
Shareholder [Member] | 2017 Plan [Member]
Shares reserved for future issuance												53,333
Shareholder [Member] | 2019 Plan [Member]
Shares reserved for future issuance	13,334
Common stock available for issuance shares	81,334
Number of common stock grants	94,667
Board Of Directors Employees And Consultants [Member]
Shares issued price per share							$ 8.50		$ 187.50
Board Of Directors Employees And Consultants [Member] | Share-Based Payment Arrangement, Option [Member]
Share based compensation arrangement by share based payment award shares purchased for award							16,000		78,967
Share based compensation arrangements by share based payment award options grants in period weighted average exercise price							$ 9.98		$ 25.25
Share based compensation arrangement by share based payment award non option equity instruments expirations							33,553		48,254

[1]	Represents the weighted average exercise price.
[2]	Represents the weighted average exercise price.